SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

Polaris Platinum O-Series Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

Polaris II Variable Annuity

Polaris Choice III Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris Advantage Variable Annuity

Polaris Choice IV Variable Annuity

Polaris Advantage II Variable Annuity

Polaris Select Investor Variable Annuity

FS VARIABLE ANNUITY ACCOUNT FIVE

Seasons Elite Variable Annuity

Seasons Select II Variable Annuity

Effective on or about September 14, 2021, the principal executive office and home office address of The United States Life Insurance Company in the City of New York (“US Life”) will be changed to 28 Liberty Street, Floor 45, New York, NY 10005-1400. All references in the prospectus to the US Life address are hereby replaced accordingly.

Dated: September 14, 2021

Please keep this Supplement with your Prospectus.